Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Year ended December 31,
	2022	2021	2020
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$(28,974)	$(61,982)	$(443,721)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	66,491	63,471	54,918

Net loss per share Basic and diluted	$(0.44)	$(0.98)	$(8.08)